Financial Instruments - Summary of Other Financial Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Other current financial obligations	$ 936	$ 867
Other financial obligations, long-term	918	911
Total	1,854	1,778
Liabilities Secured With Accounts Receivable [member]
Disclosure of financial liabilities [line items]
Other current financial obligations	678	602
Total	678	602
Leases [Member]
Disclosure of financial liabilities [line items]
Other current financial obligations	258	265
Other financial obligations, long-term	918	911
Total	$ 1,176	$ 1,176